Equity (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended
	Sep. 12, 2013	Dec. 31, 2014	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Aug. 01, 2013	Oct. 22, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Oct. 10, 2014	Oct. 16, 2014	Nov. 13, 2007	Oct. 09, 2014
Stockholders Equity Note [Line Items]
Common stock, shares issued		239,008,679	239,008,679	223,000,000	223,000,000				223,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001			$ 0.001
Common stock, shares outstanding		239,008,679	239,008,679	223,000,000	223,000,000				223,000,000			223,000,000
Common stock, shares authorized		850,000,000	850,000,000	850,000,000	850,000,000				850,000,000
Equity contributions					$ 343,783,000	$ 134,796,000
Proceeds from equity contributed to parent					337,124,000	133,150,000
Non-liquidating Distribution To Common Unit Holders Made By Subsidiary To Parent Company	10,000,000	10,000,000
Non-cash distribution to CII				31,839,000	68,000
Authorized stock split			On October 9, 2014, the Company's Board of Directors authorized a 223,000-for-one split of the Company's common stock
Common stock issuance costs			22,200,000
Note receivable from shareholder [Member]
Stockholders Equity Note [Line Items]
Non-cash settlement of note receivable from Communications Infrastructure Investments, LLC			22,000,000
Additional paid-in Capital [Member]
Stockholders Equity Note [Line Items]
Non-cash distribution to CII					68,000
Non-cash settlement of note receivable from Communications Infrastructure Investments, LLC			(22,000,000)
Corelink [Member]
Stockholders Equity Note [Line Items]
Number of shares issued for acquisition							301,949
Fair value of shares issued for acquisition							1,637,000
IPO [Member]
Stockholders Equity Note [Line Items]
Common stock shares issued as initial public offering			16,008,679					24,079,002
Shares Issued, Price Per Share								$ 19				$ 19
Net proceeds from IPO, after deducting underwriting discounts and other offering expenses			304,200,000					282,000,000
Common stock issuance costs			22,200,000
CII [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued													1,000	1,000
Common stock, par value													$ 0.001	$ 0.001
Equity contributions				0	337,126,000	134,796,000
Distributions to employees						9,080,000
Non-cash settlements with Parent, net						15,541,000
Non-liquidating Distribution To Common Unit Holders Made By Subsidiary To Parent Company										3,000,000	10,000,000
Purchase price for equity compensation awards									9,050,000
CII [Member] | Note receivable from shareholder [Member]
Stockholders Equity Note [Line Items]
Non-cash settlement of note receivable from Communications Infrastructure Investments, LLC			22,000,000
CII [Member] | Additional paid-in Capital [Member]
Stockholders Equity Note [Line Items]
Non-cash settlement of note receivable from Communications Infrastructure Investments, LLC			22,000,000
CII [Member] | Class C Preferred Units [Member]
Stockholders Equity Note [Line Items]
Preferred units sold					98,916,060.11
Preferred units sold, value					470,274,000
Costs associated with raising additional equity					$ 1,976,000
Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Common stock, shares outstanding												223,000,000			1,000
Subsequent Event [Member] | CII [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued															22,000,000
Common stock, par value															0.001
Common stock, shares outstanding															223,000,000
Common stock, shares authorized															223,000
Shares Issued, Price Per Share															22.50